Summary of Significant Accounting Policies - Schedule of Amended IFRS Accounting Standard (Details)	6 Months Ended
Jun. 30, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	April 2024
Title	IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	January 1, 2027
Amendments to IAS 21 regarding translation to a hyperinflationary presentation currency [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	November 2025
Title	Amendments to IAS 21 regarding translation to a hyperinflationary presentation currency
Effective date	January 1, 2027
IFRS 20 Regulatory Assets and Regulatory Liabilities [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	May 2026
Title	IFRS 20 Regulatory Assets and Regulatory Liabilities
Effective date	January 1, 2029
Amendments to IAS 28 Amendments to the Fair Value Option for Investments in Associates and Joint Ventures [Member]
Schedule of Amended IFRS Accounting Standard [Line Items]
Date of issue	June 2026
Title	Amendments to IAS 28 Amendments to the Fair Value Option for Investments in Associates and Joint Ventures
Effective date	January 1, 2027